CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income (loss)	$ 13,833	$ 2,209
Adjustments to reconcile net income to cash and restricted cash used in operating activities:
Depreciation and amortization	2,085	1,571
Amortization of debt issuance costs	0	35
Share-based compensation	15,067	93
Decrease in fair value of liability classified warrants	(604)	0
Decrease in fair value of liability classified earnouts	(50,240)	0
Deferred taxes	131	221
Gain on debt extinguishment	(183)	(5,186)
Bad debt expense	259	(722)
Loss on disposal of property and equipment	14	0
Changes in operating assets and liabilities, net of business combinations:
Accounts receivable	(9,200)	(1,794)
Inventories	(1,733)	(272)
Other receivables	815	(390)
Prepaid expenses	1,152	249
Other current assets	0	(6,085)
Operating lease right-of-use assets	2,191	0
Other assets	(86)	(60)
Accrued expenses and other current liabilities	2,562	1,487
Income taxes payable	0	634
Accounts payable	(1,658)	951
Current and long-term operating lease liabilities	(1,767)	0
Other non-current liabilities	2	393
Net cash and restricted cash used in operating activities	(27,360)	(6,666)
Cash flows from investing activities:
Purchases of property and equipment	(2,344)	(1,026)
Purchases of intangible asset in practice acquisitions	0	(200)
Cash paid for practice acquisitions, net	(8,920)	(827)
Net cash and restricted cash used in investing activities	(11,264)	(2,053)
Cash flows from financing activities:
Payments made for financing of insurance payments	(2,481)	0
Payment of deferred consideration liability for acquisition	(759)	0
Principal payments on long-term debt	0	(2,094)
Principal payments on financing leases	(26)	(16)
Common stock repurchase	(9,000)	0
Common stock issuance	337	0
Taxes for common shares net settled	(413)	0
Issuance of Legacy TOI preferred stock	0	20,000
Net cash and restricted cash (used in) provided by financing activities	(12,342)	17,890
Net (decrease) increase in cash and restricted cash	(50,966)	9,171
Cash and restricted cash at beginning of period	115,174	5,998
Cash and restricted cash at end of period	64,208	15,169
Supplemental disclosure of noncash investing and financing activities:
Deferred consideration as part of practice acquisitions	2,000	1,118
Supplemental disclosure of cash flow information:
Interest and principal forgiven from Paycheck Protection Program loans	183	5,186
Cash paid for:
Income taxes	25	253
Interest	$ 135	$ 137